23. Knowledge retention program (Tables)	12 Months Ended
Dec. 31, 2018
Knowledge Retention Program
Knowledge retention program
Length of service at SABESP (years)	% of the Guarantee Fund for Length of Service (FGTS)
More than 15	40%
11 - 15	30%
6 - 10	15%
0 - 5	5%